Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segments, Geographical Areas [Abstract]
Net revenue	¥ 1,532,052		¥ 1,147,594		¥ 1,141,415
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807		(16,896)		9,407
Consolidated net revenue	1,535,859	[1]	1,130,698	[1]	1,150,822	[1]
Non-interest expenses	1,450,902		1,037,443		1,045,575
Unrealized gain on investments in equity securities held for operating purposes
Consolidated non-interest expenses	1,450,902		1,037,443		1,045,575
Income (loss) before income taxes	81,150		110,151		95,840
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807		(16,896)		9,407
Consolidated, income (loss) before income taxes	¥ 84,957		¥ 93,255		¥ 105,247

[1]	There is no revenue derived from transactions with a single major external customer.